Leasing arrangements - leasee - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leasing arrangements lessee [line items]
Additions to right of use asset	$ 50,098	$ 292,117
Payments of lease liabilities	$ 478,097	$ 443,345	$ 351,063
Machinery and equipment [member]
Leasing arrangements lessee [line items]
Lease term	3 years
Top of range [member]
Leasing arrangements lessee [line items]
Lease term	30 years
Top of range [member] | Land [member]
Leasing arrangements lessee [line items]
Lease term	30 years
Bottom of range [member]
Leasing arrangements lessee [line items]
Lease term	2 years
Bottom of range [member] | Land [member]
Leasing arrangements lessee [line items]
Lease term	20 years